Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Office Furniture [Member]
Property, plant and equipment, estimated useful lives	P3Y	P3Y
Electronics Equipment [Member]
Property, plant and equipment, estimated useful lives	P5Y	P5Y
Leasehold Improvement [Member] | Minimum [Member]
Property, plant and equipment, estimated useful lives	P1Y	P1Y
Leasehold Improvement [Member] | Maximum [Member]
Property, plant and equipment, estimated useful lives	P3Y	P3Y